Revenues	12 Months Ended
Mar. 31, 2018
Revenues
Revenues

16Revenues

The Group’s revenues are primarily derived from the provision of umbilical cord blood processing and storage services.

Since the Group operates and manages its business solely in the PRC and services are predominately provided to customers located in the PRC, no geographical segment information is provided.

The Group’s revenues by category are as follows:

	Year ended March 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$

Cord blood processing fees	415,000	477,243	604,502	96,372
Cord blood storage fees	243,523	278,273	325,209	51,846
Fees derived from the provision of donated cord blood for transplantation and research and others	4,476	4,462	7,057	1,125

Total revenues	662,999	759,978	936,768	149,343